Cover	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40675
Entity Registrant Name	Immuneering Corporation
Entity Central Index Key	0001790340
Entity Tax Identification Number	26-1976972
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	245 Main St.
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	500-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	IMRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false